PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	$ 1,710	$ 2,571	$ 5,196
Impairment charges	$ 0	$ 0	$ 0